Subsequent Events	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

NOTE 8 – SUBSEQUENT EVENTS

In May 2017, the Company issued 140,000 shares of its common stock to 2 shareholders in exchange for total proceeds of $70,000.

Management has evaluated subsequent events through May 15, 2017, the date the financial statements were available to be issued, noting no items that would impact the accounting for events or transactions in the current period or require additional disclosure.

NOTE 6 - SUBSEQUENT EVENTS

On January 10, 2017, the Company effected a change of its control. The Company cancelled an aggregate of 19,500,000 shares of the then 20,000,000 shares of outstanding stock valued at par. No consideration was paid out or will be paid out as a result of the cancellation of these shares; and no consideration was paid out by the Company to the former executives of the Company that resigned as a result of the change in control; provided, however, Mr. Ali Kasa, in his capacity as an individual, paid $100,000 to Tiber Creek Corporation (“Tiber Creek”) in connection with services rendered by Tiber Creek. James M. Cassidy resigned as the Company’s president, secretary and director and James McKillop resigned as the Company’s vice president and director. Ali Kasa was then named sole director of the Company and was named President, Secretary and Chief Financial Officer of the Company.

On January 11, 2017, the Company issued 5,000,000 shares of its common stock to its then sole officer and director, Ali Kasa. In March 2017, the Company issued 5,000,000 shares to Waleed Badurik for services. Mr. Badurik has been appointed a director of the Company and serves as Chief Technology Officer.

The Company designated 1,000 shares of its preferred stock as Series A Preferred Stock (the “Series A Designation”). The holders of the Series A Preferred Stock voting as a class have a voting power equal to 51% of the total vote on all shareholder matters. In addition, under Section 2 of the Series A Designation, the Company is prohibited from making any changes to the Series A designation without the affirmative vote of at least 60% of the outstanding shares of Series A. The Company issued 600 shares of its Series A Preferred Stock to Ali Kasa, a director and its president and 400 shares of its Series A Preferred Stock to Waleed Badurik, a director and its chief technology officer.

In March 2017, the Company issued an aggregate of an additional 8,763,367 shares of common stock to 32 investors pursuant to Regulation D of the Rules and Regulations of the Securities and Exchange Commission for an aggregate of $29,900.

On March 22, 2017, Anvia and All Crescent Sdn Bhd (“All Crescent”) entered into a non-binding preliminary agreement (the “All Crescent Acquisition”). Under the terms of the proposed All Crescent Acquisition, the Company shall pay $200,000 U.S. Dollars in exchange for a 51% equity stake in All Crescent. At the time of closing of the All Crescent Acquisition, among other things, All Crescent shall (1) own 100% of the issued and outstanding capital stock of Sage Interactive Sdn Bhd and 100% of the issued and outstanding capital stock of Sage Interactive MSC Sdn Bhd (collectively “Sage Interactive”); and (2) own 5% of the issued and outstanding capital stock of Celex Media Sdn Bhd (“Celex”). There is no binding definitive agreement at this time.